Income Taxes - Additional Information (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Income Taxes [Line Items]
Research and development expenses capitalized, tax purposes	10 years
Valuation allowance	$ 125,197,000	$ 102,697,000
Net change in the total valuation allowance	22,249,000	22,500,000
Unrecognized tax benefits	0	0
Research and development credits	35,000	$ 125,000
Domestic Tax Authority [Member]
Income Taxes [Line Items]
Net operating loss carryforwards	$ 302,695,000
Net tax operating losses, expiration	Net operating losses begin to expire in 2028.
State and Local Jurisdiction [Member]
Income Taxes [Line Items]
Net operating loss carryforwards	$ 46,152,000
Net tax operating losses, expiration	Net operating losses begin to expire in 2027.